Employee benefit plans (Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Japanese plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2018	¥ 70,632
2019	76,238
2020	77,000
2021	77,898
2022	81,342
from 2023 to 2027	428,947
Total	812,057
Foreign Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2018	35,383
2019	19,714
2020	20,799
2021	22,019
2022	23,424
from 2023 to 2027	139,702
Total	¥ 261,041